UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21224

Eaton Vance Michigan Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipal Bond Funds Annual Report September 30, 2012

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)    •    Michigan (MIW)

New Jersey (EMJ)    •    New York II (NYH)    •    Ohio (EIO)    •    Pennsylvania (EIP)

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report September 30, 2012

Eaton Vance

Municipal Bond Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Municipal Bond Fund II	4
California Municipal Bond Fund II	5
Massachusetts Municipal Bond Fund	6
Michigan Municipal Bond Fund	7
New Jersey Municipal Bond Fund	8
New York Municipal Bond Fund II	9
Ohio Municipal Bond Fund	10
Pennsylvania Municipal Bond Fund	11

Endnotes and Additional Disclosures	12

Financial Statements	13

Report of Independent Registered Public Accounting Firm	64

Federal Tax Information	65

Notice to Shareholders	66

Annual Meeting of Shareholders	67

Dividend Reinvestment Plan	68

Board of Trustees’ Contract Approval	70

Management and Organization	73

Important Notices	76

Eaton Vance

Municipal Bond Funds

September 30, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

In the early months of the period, investors appeared to worry about intensifying debt problems in Europe, high U.S. unemployment, a stagnant housing market, and the lingering Congressional deadlock that left businesses perplexed about the direction of tax and regulatory policy. The S&P 500 Index,2 which had fallen sharply in the late summer of 2011, continued to drift down through November of 2011.

Beginning in mid-December of 2011, however, an equity rally took hold and continued into early April 2012, fueled by stronger economic growth in the fourth quarter, falling unemployment, and what the markets perceived as a successful restructuring of Greek debt. Then in May 2012, the third annual mid-year economic slowdown arrived, instigated by renewed concerns in Europe, slowing growth in China, and continuing political uncertainty in the United States with the upcoming presidential election. Despite a slowdown in consumer spending and weakening employment data, however, stocks moved upward intermittently from June through the end of the period — in part because investors anticipated that worsening economic news would prompt the U.S. Federal Reserve (the Fed) to initiate another round of quantitative easing to stimulate the economy. This also drove U.S. Treasury yields to all time lows in July 2012. The Fed proved the markets right when it initiated a new, open-ended round of quantitative easing just weeks before period-end.

Against this backdrop, municipal bonds rallied during the one-year period ending September 30, 2012, led by the long end of the yield curve. The Barclays Capital Municipal Bond Index — an unmanaged index of municipal bonds traded in the United States — returned 8.32% for the period, while the Funds’ benchmark, the Barclays Capital Long (22+) Municipal Bond Index (the Index), returned 12.21%. As yields on high quality bonds fell, investors moved out on the yield curve, buying longer maturity municipal bonds to potentially take advantage of higher yields. In their quest for income during a period of historically low interest rates, investors also favored lower quality, higher yielding issues over higher quality bonds. As a result, longer duration, lower credit quality bonds were the best performers in the municipals space during the period.

Municipal bonds offered higher taxable-equivalent yields than Treasuries during the period. The ratio of 30-year AAA6 municipal yields to 30-year Treasury yields — which historically has averaged less than 100% because municipal yields are federally tax-exempt — began the period at 122.4%, making municipal bonds very attractive relative to Treasuries. Investor recognition of this anomaly was likely the main factor that drove the ratio down to 101.6% by period-end, and the increased interest in municipal bonds caused them to outperform Treasuries for the one-year period ending September 30, 2012.

Fund Performance

For the fiscal year ending September 30, 2012, all of the Funds’ shares at net asset value (NAV) outperformed the 12.21% return of the Index.

The Funds’ overall strategy is to invest primarily in higher quality bonds (rated A or higher) with maturities of ten years or more, in order to capture their generally higher yields and greater income payments at the long end of the yield curve. Management tends to hedge to various degrees against the greater potential risk of volatility at the long end of the yield curve by using Treasury futures and interest-rate swaps in seeking to provide downside protection.

The Funds’ use of leverage5 was the most significant contributor to performance versus the Index for the period. In managing these closed-end mutual funds, management employs leverage in seeking to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market. Leverage magnifies a fund’s exposure to its underlying investments in both up and down markets. During this period of strong performance by municipal bonds, leverage was a key positive contributor to the Funds’ relative performance versus the Index.

An overweighting in zero-coupon bonds, which were the best performing coupon in the Index during the period, also helped performance for all Funds.

As a risk management tactic within the overall Fund strategy mentioned above, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period, however, municipal bonds strongly outperformed Treasuries. As a result, the hedging strategy did not have a notable effect on relative performance versus the Index for most Funds — the exceptions being the New Jersey and Pennsylvania Funds, where hedging was a slight detractor from performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate-ate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Municipal Bond Funds

September 30, 2012

Management’s Discussion of Fund Performance — continued

Fund-specific Results

Eaton Vance Municipal Bond Fund II’s shares at NAV had a total return of 18.56%, outpacing the 12.21% return of the Index. The main drivers of outperformance versus the Index were leverage and an overweighting in zero-coupon bonds. The chief detractors from performance versus the Index were underweights in three areas that did well during the period: bonds with maturities of 20 years or longer, issues rated A and below, and California municipal issues.

Eaton Vance California Municipal Bond Fund II’s shares at NAV returned 21.62%, surpassing the 12.21% return of the Index. In addition to leverage and an overweighting in zero-coupon bonds, contributors to performance versus the Index included an overweighting and security selection in local general obligation bonds. Underweighted positions in bonds with maturities of

20 years or longer and in issues rated A and below detracted from relative performance versus the Index. Underweighting hospital and industrial development revenue (IDR) bonds — the two strongest-performing municipal sectors during the period — hurt results versus the Index as well.

Eaton Vance Massachusetts Municipal Bond Fund’s shares at NAV returned 18.26%, outperforming the 12.21% return of the Index. Key contributors to performance versus the Index included leverage, an overweighting in zero-coupon bonds, and an overweighting and security selection in the education sector, which performed well during the period. Notable detractors from performance versus the Index included underweights in three areas: bonds with maturities of

20 years or more, bonds rated A and below, and hospital and IDR issues.

Eaton Vance Michigan Municipal Bond Fund’s shares at NAV returned 13.69%, outperforming the 12.21% return of the Index. Leverage and an overweighting in zero-coupon bonds were the major contributors to relative outperformance versus the Index. The key detractors from performance versus the Index were underweighted positions in bonds with maturities of 20 years or more, bonds rated A and below, and hospital and IDR issues.

Eaton Vance New Jersey Municipal Bond Fund’s shares at NAV returned 17.69%, outpacing the 12.21% return of the Index. The Fund’s relative outperformance was driven primarily by leverage and an overweighting in zero-coupon bonds. Significant detractors from performance versus the Index were underweighted positions in three areas: bonds with maturities of

20 years or more, bonds rated A and below, and

hospital and IDR issues. The Fund’s hedging strategy was also a slight detractor from performance versus the Index.

Eaton Vance New York Municipal Bond Fund II’s shares at NAV returned 15.47%, outperforming the 12.21% return of the Index. Key contributors to results versus the Index included leverage, an overweighting in zero-coupon bonds, and an overweighting in IDR bonds. Relative detractors from performance versus the Index included underweighted positions in bonds with maturities of 20 years or more, in bonds rated A and below, and in hospital issues.

Eaton Vance Ohio Municipal Bond Fund’s shares at NAV returned 19.50%, outperforming the 12.21% return of the Index. Leverage and an overweighting in zero-coupon bonds were the key drivers of results versus the Index. Relative underweights in three areas dragged on performance versus the Index: bonds with maturities of 20 years or more, bonds rated A and below, and hospital and IDR issues.

Eaton Vance Pennsylvania Municipal Bond Fund’s shares at NAV returned 16.76%, outperforming the 12.21% return of the Index. The Fund’s relative outperformance versus the Index was driven by leverage and an overweighting in zero-coupon bonds. Detractors from performance versus the Index included an underweighting in bonds with maturities of 20 years or more and in bonds rated BBB and below. The Fund’s hedge was also a slight detractor from performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate-ate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Municipal Bond Fund II

September 30, 2012

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Fund at NAV	11/29/2002	18.56%	4.59%	6.29%
Fund at Market Price	—	11.59	6.67	6.70
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	12.21%	6.20%	6.07%

% Premium/Discount to NAV
				3.81%

Distributions[4]
Total Distributions per share for the period				$0.874
Distribution Rate at NAV				5.67%
Taxable-Equivalent Distribution Rate at NAV				8.72%
Distribution Rate at Market Price				5.46%
Taxable-Equivalent Distribution Rate at Market Price				8.40%

% Total Leverage[5]
Auction Preferred Shares (APS)				20.19%
Residual Interest Bond (RIB)				19.38

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	9.4%	BBB	8.0%
AA	68.1	D	0.8
A	13.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate-ate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

California Municipal Bond Fund II

September 30, 2012

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Fund at NAV	11/29/2002	21.62%	4.79%	5.88%
Fund at Market Price	—	18.36	6.26	6.06
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	12.21%	6.20%	6.07%

% Premium/Discount to NAV
				1.72%

Distributions[4]
Total Distributions per share for the period				$0.793
Distribution Rate at NAV				5.75%
Taxable-Equivalent Distribution Rate at NAV				9.86%
Distribution Rate at Market Price				5.66%
Taxable-Equivalent Distribution Rate at Market Price				9.71%

% Total Leverage[5]
APS				29.32%
RIB				11.28

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	16.2%	BBB	5.3%
AA	59.9	BB	1.7
A	16.9

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate-ate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

5

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2012

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Fund at NAV	11/29/2002	18.26%	7.02%	7.08%
Fund at Market Price	—	21.87	8.19	7.47
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	12.21%	6.20%	6.07%

% Premium/Discount to NAV
				3.71%

Distributions[4]
Total Distributions per share for the period				$0.840
Distribution Rate at NAV				5.28%
Taxable-Equivalent Distribution Rate at NAV				8.58%
Distribution Rate at Market Price				5.09%
Taxable-Equivalent Distribution Rate at Market Price				8.27%

% Total Leverage[5]
APS				30.14%
RIB				7.39

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	17.6%	BBB	4.8%
AA	44.6	Not Rated	6.5
A	26.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate-ate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2012

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Fund at NAV	11/29/2002	13.69%	6.19%	6.58%
Fund at Market Price	—	24.85	9.19	7.26
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	12.21%	6.20%	6.07%

% Premium/Discount to NAV
				6.45%

Distributions[4]
Total Distributions per share for the period				$0.889
Distribution Rate at NAV				5.91%
Taxable-Equivalent Distribution Rate at NAV				9.51%
Distribution Rate at Market Price				5.56%
Taxable-Equivalent Distribution Rate at Market Price				8.94%

% Total Leverage[5]
APS				36.93%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate-ate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

7

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2012

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Fund at NAV	11/29/2002	17.69%	5.55%	6.79%
Fund at Market Price	—	19.58	7.46	7.12
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	12.21%	6.20%	6.07%

% Premium/Discount to NAV
				3.07%

Distributions[4]
Total Distributions per share for the period				$0.812
Distribution Rate at NAV				5.33%
Taxable-Equivalent Distribution Rate at NAV				9.01%
Distribution Rate at Market Price				5.17%
Taxable-Equivalent Distribution Rate at Market Price				8.74%

% Total Leverage[5]
APS				31.34%
RIB				7.66

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	5.4%	A	29.1%
AA	59.9	BBB	5.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate-ate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

8

Eaton Vance

New York Municipal Bond Fund II

September 30, 2012

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Fund at NAV	11/29/2002	15.47%	4.89%	6.41%
Fund at Market Price	—	14.89	6.13	6.46
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	12.21%	6.20%	6.07%

% Premium/Discount to NAV
				0.52%

Distributions[4]
Total Distributions per share for the period				$0.784
Distribution Rate at NAV				4.94%
Taxable-Equivalent Distribution Rate at NAV				8.34%
Distribution Rate at Market Price				4.92%
Taxable-Equivalent Distribution Rate at Market Price				8.30%

% Total Leverage[5]
APS				22.93%
RIB				15.36

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	19.4%	BBB	11.8%
AA	45.4	Not Rated	2.4
A	21.0

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate-ate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

9

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2012

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Fund at NAV	11/29/2002	19.50%	4.35%	5.43%
Fund at Market Price	—	25.85	8.27	6.47
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	12.21%	6.20%	6.07%

% Premium/Discount to NAV
				10.14%

Distributions[4]
Total Distributions per share for the period				$0.772
Distribution Rate at NAV				5.59%
Taxable-Equivalent Distribution Rate at NAV				9.14%
Distribution Rate at Market Price				5.08%
Taxable-Equivalent Distribution Rate at Market Price				8.31%

% Total Leverage[5]
APS				31.74%
RIB				2.93

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	4.9%	BBB	8.0%
AA	59.7	Not Rated	1.0
A	26.4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate-ate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

10

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2012

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Fund at NAV	11/29/2002	16.76%	6.21%	6.76%
Fund at Market Price	—	28.88	9.74	7.71
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	12.21%	6.20%	6.07%

% Premium/Discount to NAV
				9.13%

Distributions[4]
Total Distributions per share for the period				$0.873
Distribution Rate at NAV				6.04%
Taxable-Equivalent Distribution Rate at NAV				9.59%
Distribution Rate at Market Price				5.53%
Taxable-Equivalent Distribution Rate at Market Price				8.78%

% Total Leverage[5]
APS				32.64%
RIB				3.07

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AA	50.6%	BBB	5.9%
A	38.3	Not Rated	5.2

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate-ate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

11

Eaton Vance

Municipal Bond Funds

September 30, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution for Michigan Municipal Bond Fund.

[5]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund is required to maintain prescribed asset coverage for its APS, which could be reduced if Fund asset values decline. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

   Fund profile subject to change due to active management.

12

Eaton Vance

Municipal Bond Fund II

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 163.4%

Security	Principal Amount (000’s omitted)	Value

Education — 12.6%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,488,618
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,745	2,040,359
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,301,430
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	1,500	1,596,120
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,705,305
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	1,175	1,303,216
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	585,685
Tennessee School Bond Authority, 5.50%, 5/1/38	1,000	1,175,470
University of Virginia, 5.00%, 6/1/40	1,500	1,740,675
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/40	750	859,065

		$16,795,943

Electric Utilities — 1.9%
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$1,420	$1,690,510
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	685	777,489

		$2,467,999

General Obligations — 16.9%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$1,680	$1,906,581
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	3,052,775
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	1,280	1,493,990
Hawaii, 5.00%, 12/1/29	2,500	3,042,700
Hawaii, 5.00%, 12/1/30	1,000	1,211,560
Mississippi, 5.00%, 10/1/36(1)	1,725	2,017,077
New York, 5.00%, 2/15/34(1)	2,750	3,200,175
New York, NY, 5.00%, 8/1/31	3,500	4,193,210
Oregon, 5.00%, 8/1/36	1,000	1,181,090
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/35	645	765,725
Virginia Beach, VA, 4.00%, 4/1/27	220	249,425
Virginia Beach, VA, 4.00%, 4/1/28	230	259,346

		$22,573,654

Security	Principal Amount (000’s omitted)	Value

Hospital — 5.1%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$900	$930,852
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	545	569,934
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	500	506,185
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,375,580
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,850	530,987
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,360,850
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	960	982,598
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	500	541,485

		$6,798,471

Industrial Development Revenue — 0.8%
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$1,010	$1,075,236

		$1,075,236

Insured – Education — 6.9%
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,500	$3,160,825
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,748,224
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,276,623

		$9,185,672

Insured – Electric Utilities — 7.3%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,150,750
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	4,512,167
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,247,975
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,912,772

		$9,823,664

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 14.1%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$1,016,108
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	17,000	5,588,070
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,350	1,384,965
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,125,127
Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,250	1,462,650
Washington, (AGM), 5.00%, 7/1/25(1)	5,500	6,343,975

		$18,920,895

Insured – Hospital — 22.1%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,931,440
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,684,275
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	1,695	1,802,955
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	450	478,746
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,359,236
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,000	3,388,560
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,604,208
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,690,274
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,885,362
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	808,013
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,382,495
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,000	1,084,080
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	537,565
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,509,439
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,814,263

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	$2,300	$2,544,881

		$29,505,792

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,505,999

		$1,505,999

Insured – Lease Revenue / Certificates of Participation — 5.7%
Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,356,800
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	875	1,007,501
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,576,073
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,656,870

		$7,597,244

Insured – Other Revenue — 1.5%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$2,540	$734,898
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,229,320

		$1,964,218

Insured – Solid Waste — 1.0%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$878,484
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	499,545

		$1,378,029

Insured – Special Tax Revenue — 3.8%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$2,539,200
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	14,620	1,248,402
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	8,395	1,299,546

		$5,087,148

14	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Student Loan — 1.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,565	$1,787,856

		$1,787,856

Insured – Transportation — 23.7%
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,585	$1,786,786
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	5,061,576
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,453,039
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	11,269,700
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,164,480
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	608,514
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20(2)	13,885	1,378,642
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,186,661
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	294,816
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	335,092
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	2,036,510
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,296,818
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	1,785	1,797,317

		$31,669,951

Insured – Water and Sewer — 8.7%
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$670	$773,327
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	420	482,752
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	660	737,979
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,635	1,826,066
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,457,838
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	503,404
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,367,030
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,673,982
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,795	1,836,195

		$11,658,573

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 6.4%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,630,930
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,988,750

		$8,619,680

Other Revenue — 1.2%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,601,028

		$1,601,028

Senior Living / Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$273,855

		$273,855

Special Tax Revenue — 7.3%
Homewood, AL, City Board of Education, 5.00%, 4/1/32	$1,880	$2,174,070
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	425	492,031
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	405	466,520
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	435	498,562
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,010,002
Michigan Trunk Line Fund, 5.00%, 11/15/30	110	130,593
Michigan Trunk Line Fund, 5.00%, 11/15/31	125	147,846
Michigan Trunk Line Fund, 5.00%, 11/15/33	105	122,987
Michigan Trunk Line Fund, 5.00%, 11/15/36	80	93,075
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	3,800	4,669,440

		$9,805,126

Transportation — 11.0%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,715	$1,942,529
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	557,428
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	990,036
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,115	2,334,114
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,220,956
New York Thruway Authority, 5.00%, 1/1/37	510	580,186
New York Thruway Authority, 5.00%, 1/1/42	555	627,588

15	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	$420	$471,404
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	375	416,542
Port Authority of New York and New Jersey, 4.00%, 7/15/32(1)	1,400	1,507,506
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,131,470
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,910,175

		$14,689,934

Water and Sewer — 2.8%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,146,270
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	215	230,332
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	355	380,599
Marco Island, FL, Utility System, 5.00%, 10/1/34	205	230,656
Marco Island, FL, Utility System, 5.00%, 10/1/40	910	1,013,685
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	720	789,480

		$3,791,022

Total Tax-Exempt Investments — 163.4% (identified cost $204,144,279)		$218,576,989

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (33.4)%		$(44,702,175)

Other Assets, Less Liabilities — (30.0)%		$(40,102,550)

Net Assets Applicable to Common Shares — 100.0%		$133,772,264

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

At September 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	12.6%
Others, representing less than 10% individually	87.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 59.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 21.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,819,440

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 166.8%

Security	Principal Amount (000’s omitted)	Value

Education — 16.9%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,517,385
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	465,977
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	184,176
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	83,397
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/23	65	76,844
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	425,547
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	1,039,342
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	141,722
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,413,060
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	376,111
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	239,646
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	160,912
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	480,330
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	501,279
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	528,822
University of California, 5.25%, 5/15/39	1,000	1,146,310

		$8,780,860

Electric Utilities — 8.7%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$878,497
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	1,050	1,093,690
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	497,070
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	147,466
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,173,350
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	753,806

		$4,543,879

Security	Principal Amount (000’s omitted)	Value

General Obligations — 14.4%
California, 5.50%, 11/1/35	$1,300	$1,542,697
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	100	112,041
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	110	121,771
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	120	131,848
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	120	133,392
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	145	160,225
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	520	584,678
Menlo Park City School District, 5.00%, 7/1/30	260	318,617
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,136,805
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	847,289
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	537,396
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	350	414,666
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	480,368

		$7,521,793

Hospital — 14.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,455,898
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,425	1,558,751
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	883,470
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	800	894,872
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,147,790
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	355	376,868
Washington Township Health Care District, 5.00%, 7/1/32	555	578,676
Washington Township Health Care District, 5.25%, 7/1/29	750	751,710

		$7,648,035

Insured – Education — 9.8%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$463,819
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,000	1,104,330

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$2,000	$2,185,600
California State University, (AMBAC), 5.00%, 11/1/33	1,335	1,340,887

		$5,094,636

Insured – Electric Utilities — 8.4%
Glendale, Electric System Revenue, (NPFG), 5.00%, 2/1/32	$1,475	$1,495,473
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,500	1,751,850
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,145,020

		$4,392,343

Insured – Escrowed / Prerefunded — 12.0%
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$1,150	$1,577,087
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	1,025	1,405,665
Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,749,235
Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	395	528,293

		$6,260,280

Insured – General Obligations — 23.8%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$832,329
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	1,832,693
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	579,967
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,680,045
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	1,957,243
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	598,144
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,420,513
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,191,850
Union Elementary School District, (Election of 1999), (FGIC), (NPFG), 0.00%, 9/1/22	3,200	2,295,552

		$12,388,336

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 6.4%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,357,038
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,964,987

		$3,322,025

Insured – Lease Revenue / Certificates of Participation — 7.1%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,250	$1,745,700
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	1,750	1,925,577

		$3,671,277

Insured – Special Tax Revenue — 10.7%
Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,400	$1,417,220
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	1,535	1,306,132
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	430	461,450
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	5,655	482,880
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,215	497,682
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,401,045

		$5,566,409

Insured – Transportation — 3.8%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$1,635,216
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	349,774

		$1,984,990

Insured – Water and Sewer — 8.6%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,235	$1,320,524
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	100	115,030
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	1,600	1,840,480
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	445	491,667
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	665	691,739

		$4,459,440

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 6.3%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,713,127
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,542,476

		$3,255,603

Transportation — 12.9%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,439,852
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	641,531
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,204,754
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,522,838
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	707,631
San Jose, Airport Revenue, 5.00%, 3/1/20	1,000	1,193,470

		$6,710,076

Water and Sewer — 2.3%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,215,658

		$1,215,658

Total Tax-Exempt Investments — 166.8% (identified cost $78,832,496)		$86,815,640

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.4)%		$(25,700,770)

Other Assets, Less Liabilities — (17.4)%		$(9,052,282)

Net Assets Applicable to Common Shares — 100.0%		$52,062,588

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 54.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 19.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $409,754.

19	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 157.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.0%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$802,790
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	881,433

		$1,684,223

Education — 26.3%
Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$750	$761,603
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	857,077
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,342,520
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	1,000	1,205,450
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	979,533
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,025	1,248,071

		$7,394,254

Escrowed / Prerefunded — 4.0%
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$500	$525,870
Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	600	612,156

		$1,138,026

General Obligations — 12.0%
Boston, 4.00%, 4/1/24	$200	$232,222
Cambridge, 4.00%, 2/15/21	395	472,938
Danvers, 5.25%, 7/1/36	565	672,073
Plymouth, 5.00%, 5/1/26	250	302,455
Plymouth, 5.00%, 5/1/31	225	267,381
Plymouth, 5.00%, 5/1/32	205	242,919
Wayland, 5.00%, 2/1/33	340	405,749
Wayland, 5.00%, 2/1/36	510	597,695
Winchester, 5.00%, 4/15/36	160	188,118

		$3,381,550

Hospital — 14.6%
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$775	$849,609
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	431,232

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/34	$500	$554,765
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	750	820,215
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	370,540
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,085,460

		$4,111,821

Insured – Education — 17.9%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$973,210
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	858,585
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,397,085
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	1,010,512
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	750	784,830

		$5,024,222

Insured – Electric Utilities — 4.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,239,759

		$1,239,759

Insured – Escrowed / Prerefunded — 7.2%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,040,788

		$2,040,788

Insured – General Obligations — 13.3%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,647,593
Revere, (AGC), 5.00%, 4/1/39	1,000	1,094,240

		$3,741,833

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$245,432

		$245,432

20	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 5.0%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,396,560

		$1,396,560

Insured – Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$551,336

		$551,336

Insured – Special Tax Revenue — 16.1%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,225	$1,253,077
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	550,120
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,331,204
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	750	963,428
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,595	221,587
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,460	226,008

		$4,545,424

Insured – Water and Sewer — 4.6%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,308,970

		$1,308,970

Other Revenue — 3.3%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$368,167
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	551,480

		$919,647

Senior Living / Life Care — 2.6%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$745,030

		$745,030

Special Tax Revenue — 5.3%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$111,232
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,388,523

		$1,499,755

Security	Principal Amount (000’s omitted)	Value

Transportation — 8.8%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,122,260
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	555,635
Massachusetts Port Authority, 5.00%, 7/1/28	250	296,630
Massachusetts Port Authority, 5.00%, 7/1/34	435	501,137

		$2,475,662

Water and Sewer — 3.2%
Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$898,447

		$898,447

Total Tax-Exempt Investments — 157.5% (identified cost $38,373,002)		$44,342,739

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.2)%		$(13,575,305)

Other Assets, Less Liabilities — (9.3)%		$(2,629,734)

Net Assets Applicable to Common Shares — 100.0%		$28,137,700

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 45.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 19.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $510,513.

21	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 155.0%

Security	Principal Amount (000’s omitted)	Value

Education — 1.1%
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$250	$254,030

		$254,030

Electric Utilities — 2.1%
Michigan Public Power Agency, 5.00%, 1/1/43	$450	$480,375

		$480,375

Escrowed / Prerefunded — 9.3%
Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$400	$447,876
Michigan Hospital Finance Authority, (Oakwood Hospital System), Prerefunded to 4/1/13, 5.75%, 4/1/32	1,000	1,028,160
Michigan Hospital Finance Authority, (Trinity Health Corp.), Prerefunded to 12/1/12, 5.375%, 12/1/30	640	645,806

		$2,121,842

General Obligations — 9.7%
Comstock Park Public Schools, 5.00%, 5/1/28	$170	$195,231
Comstock Park Public Schools, 5.125%, 5/1/31	205	235,346
Comstock Park Public Schools, 5.25%, 5/1/33	165	189,095
Howell Public Schools, 4.50%, 5/1/29	620	698,932
Livingston County, 4.00%, 6/1/28	230	252,936
Livingston County, 4.00%, 6/1/30	245	265,541
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	367,125

		$2,204,206

Hospital — 19.5%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$856,770
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	557,375
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	850,365
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	560,800
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	828,975
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	773,885

		$4,428,170

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 2.1%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$482,572

		$482,572

Insured – Electric Utilities — 7.1%
Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$500	$501,765
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	1,119,390

		$1,621,155

Insured – Escrowed / Prerefunded — 36.4%
Central Michigan University, (AMBAC), Prerefunded to 10/1/13, 5.05%, 10/1/32	$750	$786,270
Lansing Building Authority, (NPFG), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,500	1,548,765
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,150	1,154,347
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	1,750	1,391,845
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,006,777
Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,300	1,398,202

		$8,286,206

Insured – General Obligations — 21.8%
Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (NPFG), 0.00%, 12/1/27	$1,960	$1,162,005
Greenville Public Schools, (NPFG), 5.00%, 5/1/25	375	376,354
Okemos Public School District, (NPFG), 0.00%, 5/1/19	1,330	1,136,392
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,082,710
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,200,280

		$4,957,741

Insured – Hospital — 6.0%
Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$500	$500,570
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	855	855,932

		$1,356,502

22	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 7.7%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$445,720
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	3,100	1,302,465

		$1,748,185

Insured – Special Tax Revenue — 1.9%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$3,005	$256,597
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,165	180,342

		$436,939

Insured – Utilities — 6.8%
Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/25	$1,000	$1,018,630
Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/26	510	519,149

		$1,537,779

Insured – Water and Sewer — 13.5%
Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$500	$491,230
Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,425	1,425,941
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,148,650

		$3,065,821

Special Tax Revenue — 5.1%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,163,440

		$1,163,440

Water and Sewer — 4.9%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$650	$846,866
Port Huron, Water Supply System, 5.25%, 10/1/31	250	279,355

		$1,126,221

Total Tax – Exempt Investments — 155.0% (identified cost $32,050,961)		$35,271,184

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.6)%		$(13,325,499)

Other Assets, Less Liabilities — 3.6%		$813,273

Net Assets Applicable to Common Shares — 100.0%		$22,758,958

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 66.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 27.2% of total investments.

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 161.5%

Security	Principal Amount (000’s omitted)	Value

Education — 6.0%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	$750	$798,060
New Jersey Educational Facilities Authority, (Ramapo College), 4.00%, 7/1/27	750	814,665
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	408,596
Rutgers State University, 5.00%, 5/1/39	250	279,618

		$2,300,939

General Obligations — 4.4%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,673,045

		$1,673,045

Hospital — 10.5%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$180	$186,170
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	685	700,049
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	545,205
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	250	260,373
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	750	911,107
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,345	1,395,895

		$3,998,799

Housing — 2.9%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$995	$1,085,465

		$1,085,465

Insured – Education — 6.5%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$928,731
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,249,241
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	300,753

		$2,478,725

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.9%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$335	$357,881
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	1,119,390

		$1,477,271

Insured – Escrowed / Prerefunded — 1.5%
Garden State Preservation Trust, (AGM), Prerefunded to 11/1/15, 5.80%, 11/1/21	$500	$582,120

		$582,120

Insured – General Obligations — 45.9%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,696,417
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,137,110
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	365,312
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	389,548
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	412,988
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	438,555
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,680,750
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	556,360
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,188,953
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,370	2,341,133
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,127,090
Lakewood Township, (AGC), 5.75%, 11/1/31	700	829,010
Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,015	1,113,688
Nutley School District, (NPFG), 4.75%, 7/15/30	110	121,303
Nutley School District, (NPFG), 4.75%, 7/15/31	410	450,959
West Deptford Township, (AGM), 5.00%, 7/1/26	850	949,595
West Deptford Township, (AGM), 5.00%, 7/1/27	635	706,533

		$17,505,304

Insured – Hospital — 11.3%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$2,000	$2,168,160
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	182,772

24	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	$250	$268,783
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,676,685

		$4,296,400

Insured – Lease Revenue / Certificates of Participation — 13.8%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,356,800
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,300	1,496,859
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	500	656,210
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,250	1,745,700

		$5,255,569

Insured – Special Tax Revenue — 11.8%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$796,450
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	1,036,523
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,386,683
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	620,211
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,775	322,347
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,095	324,306

		$4,486,520

Insured – Transportation — 18.1%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,966,905
Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)(2)	3,875	3,928,483
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	810,094
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	210,868

		$6,916,350

Insured – Water and Sewer — 8.6%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$2,815,290
Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	610	480,851

		$3,296,141

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 1.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$656,964

		$656,964

Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,098,691

		$1,098,691

Transportation — 9.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$668,275
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	235,240
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,389,051
South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,325	1,332,433

		$3,624,999

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$841,000

		$841,000

Total Tax-Exempt Investments — 161.5% (identified cost $54,601,171)		$61,574,302

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.4)%		$(19,600,880)

Other Assets, Less Liabilities — (10.1)%		$(3,833,460)

Net Assets Applicable to Common Shares — 100.0%		$38,139,962

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

25	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2012

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 75.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.3% to 28.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,343,483.

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 160.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$867,893
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	500	515,835

		$1,383,728

Education — 15.9%
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	$60	$68,783
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	35	39,774
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	25	28,269
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	350	361,574
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,489,735
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,465,026
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	693,491
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	379,493
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,148,340

		$5,674,485

Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	$570	$592,960

		$592,960

Escrowed / Prerefunded — 2.1%
Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 5.875%, 11/1/32	$750	$753,930

		$753,930

General Obligations — 8.1%
Arlington Central School District, 4.00%, 12/15/29	$380	$419,364
Arlington Central School District, 4.00%, 12/15/30	375	412,099
Long Beach City School District, 4.50%, 5/1/26	770	877,130
New York, 5.00%, 2/15/34(1)	1,000	1,163,700

		$2,872,293

Security	Principal Amount (000’s omitted)	Value

Hospital — 6.4%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$149,664
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	200,430
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	283,725
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	335	362,111
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,304,410

		$2,300,340

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$390	$458,000

		$458,000

Insured – Education — 24.8%
New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,440	$1,604,606
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,519,730
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	381,242
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	601,833
New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	500	517,895
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	928,064
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,292,985

		$8,846,355

Insured – Electric Utilities — 3.4%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$588,795
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	500	621,010

		$1,209,805

Insured – Escrowed / Prerefunded — 2.5%
New York Dormitory Authority, (Brooklyn Law School), (XLCA), Prerefunded to 7/1/13, 5.125%, 7/1/30	$855	$886,054

		$886,054

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 14.5%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$637,163
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	673,299
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	250	278,980
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	281,815
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	205,563
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	211,204
New York, (AGM), 5.00%, 4/1/22	1,000	1,145,610
Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	410	433,640
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	216,071
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	219,610
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	241,015
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	250,785
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	391,457

		$5,186,212

Insured – Hospital — 3.2%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$599,225
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	544,240

		$1,143,465

Insured – Housing — 2.9%
New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,000	$1,030,560

		$1,030,560

Insured – Other Revenue — 9.7%
New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$700	$746,452
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,575	1,612,532
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	950	1,104,271

		$3,463,255

Insured – Special Tax Revenue — 7.2%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$653,432
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	406,487

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,240	$346,752
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	385	417,810
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	690	747,180

		$2,571,661

Insured – Transportation — 10.3%
Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,129,840
Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)(2)	2,500	2,534,619

		$3,664,459

Insured – Water and Sewer — 4.1%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$905	$1,077,909
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	350	369,800

		$1,447,709

Other Revenue — 9.3%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$474,793
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/40	2,500	2,855,025

		$3,329,818

Special Tax Revenue — 14.9%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$500	$614,400
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,326,235
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	760,559
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	627,080

		$5,328,274

Transportation — 14.1%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,252,040
Nassau County Bridge Authority, 5.00%, 10/1/35	350	389,361
Nassau County Bridge Authority, 5.00%, 10/1/40	65	71,973
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,336,703

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	$340	$395,784
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	586,760

		$5,032,621

Total Tax-Exempt Investments — 160.3% (identified cost $52,165,213)		$57,175,984

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (37.2)%		$(13,250,497)

Other Assets, Less Liabilities — (23.1)%		$(8,256,428)

Net Assets Applicable to Common Shares — 100.0%		$35,669,059

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 51.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 19.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,109,019.

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 147.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 13.8%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,060	$1,060,000
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	826,994
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	1,250	1,495,950
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,140	1,435,739

		$4,818,683

Education — 7.6%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$329,269
Ohio State University, 5.00%, 12/1/30	1,325	1,750,259
Wright State University, 5.00%, 5/1/31	500	566,120

		$2,645,648

Electric Utilities — 1.6%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$570,795

		$570,795

General Obligations — 7.8%
Beavercreek City School District, 5.00%, 12/1/30	$900	$1,032,435
County of Franklin, 5.00%, 12/1/27	500	580,025
Napoleon City School District, (School Facilities, Construction and Improvement), 5.00%, 12/1/36	500	567,450
South-Western City School District Franklin and Pickaway County, (School Facilities, Construction and Improvement), 4.50%, 12/1/31	500	558,770

		$2,738,680

Hospital — 8.6%
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$500	$533,875
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	555,775
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	832,644
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	519,400
Ohio Hospital Facility Revenue, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	565,030

		$3,006,724

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 19.1%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,163,710
Kent State University, (AGC), 5.00%, 5/1/29	360	413,078
Miami University, (AMBAC), (AGM), 3.25%, 9/1/26	2,000	2,045,280
Ohio University, (AGM), 5.00%, 12/1/33	500	547,840
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,079,650
University of Cincinnati, (AMBAC), 5.00%, 6/1/31	315	317,073
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,127,290

		$6,693,921

Insured – Electric Utilities — 19.9%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$782,306
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,465,145
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	286,970
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	1,635	1,026,044
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	2,842,900
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	559,695

		$6,963,060

Insured – Escrowed / Prerefunded — 9.6%
Cincinnati Technical and Community College, (AMBAC), Prerefunded to 10/1/13, 5.00%, 10/1/28	$500	$523,410
Cuyahoga Community College District, (AMBAC), Prerefunded to 12/1/12, 5.00%, 12/1/32	1,575	1,603,996
Ohio University, (AGM), Prerefunded to 12/1/13, 5.25%, 12/1/23	1,170	1,238,655

		$3,366,061

Insured – General Obligations — 30.4%
Brookfield Local School District, (AGM), 5.00%, 1/15/30	$200	$220,840
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	677,405
Cleveland Municipal School District, (AGM), 5.00%, 12/1/27	1,000	1,039,150
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,000	1,108,380
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,587,068
Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27	2,400	1,338,528
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	816,472
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	551,700
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,085,000
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	2,199,060

		$10,623,603

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 7.4%
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$425	$434,155
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,533,810
Lorain County, (Catholic Healthcare Partners), (AGM), 17.943%, 2/1/29(1)(2)(3)	440	605,739

		$2,573,704

Insured – Special Tax Revenue — 10.3%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$807,768
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,267,755
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	4,145	353,942
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,070	165,636

		$3,595,101

Insured – Transportation — 3.1%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$539,117
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)(5)	500	546,855

		$1,085,972

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$403,508

		$403,508

Special Tax Revenue — 1.3%
Greater Cleveland Regional Transit Authority, (Reference & Capital Improvement), 5.00%, 12/1/31	$380	$446,375

		$446,375

Transportation — 3.3%
Ohio Turnpike Commission, 5.00%, 2/15/31	$1,000	$1,149,700

		$1,149,700

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.4%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$858,443

		$858,443

Total Tax-Exempt Investments — 147.3% (identified cost $45,576,053)		$51,539,978

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.6)%		$(17,001,145)

Other Assets, Less Liabilities — 1.3%		$446,037

Net Assets Applicable to Common Shares — 100.0%		$34,984,870

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 67.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 21.4% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $605,739 or 1.7% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at September 30, 2012.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $296,855.

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 153.9%
Security	Principal Amount (000’s omitted)	Value

Education — 24.3%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,215,743
General Authority of South Central Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,759,170
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	486,961
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	1,029,396
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	3,141,802
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	631,814
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	877,395
University of Pittsburgh, 5.25%, 9/15/29	500	607,100
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	648,709

		$10,398,090

Electric Utilities — 1.2%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$500	$515,350

		$515,350

General Obligations — 2.9%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,221,110

		$1,221,110

Hospital — 17.6%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$829,762
Dauphin County General Authority, (Pinnacle Health System Project), 5.00%, 6/1/42	600	648,966
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,096,110
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,455	1,489,251
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,300,762
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	273,620
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	749,662
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	750	876,390
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	276,278

		$7,540,801

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 16.8%
Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,000	$1,001,540
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	500	550,890
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,665	1,797,018
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,305	1,352,319
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	545,535
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	559,500
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	416,134
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	959,752

		$7,182,688

Insured – Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$750	$801,225

		$801,225

Insured – General Obligations — 27.7%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,449,287
Centennial School District, (AGM), 5.25%, 12/15/37	660	774,035
Central Greene School District, (AGM), 5.00%, 2/15/35	1,350	1,468,152
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	459,540
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	551,325
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	1,777,309
Norwin School District, (AGM), 3.25%, 4/1/27	1,500	1,521,585
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,643,370
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,083,220
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,128,273

		$11,856,096

Insured – Hospital — 8.1%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$331,590
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	500	531,940
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,754,071
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	865	865,623

		$3,483,224

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Industrial Development Revenue — 2.6%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,123,880

		$1,123,880

Insured – Lease Revenue / Certificates of Participation — 4.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$564,095
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,340,461

		$1,904,556

Insured – Special Tax Revenue — 3.0%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$10,835	$925,201
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,450	379,260

		$1,304,461

Insured – Transportation — 8.8%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$327,695
Pittsburgh and Allegheny County Sports and Exhibition Authority, (AGM), 5.00%, 2/1/31	1,000	1,135,420
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	2,100	2,296,791

		$3,759,906

Insured – Utilities — 2.2%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$928,181

		$928,181

Insured – Water and Sewer — 13.1%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$336,717
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,681,965
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	565,610
Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	1,920	964,685
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	759,301
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,144,262
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	158,614

		$5,611,154

Other Revenue — 2.5%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	$900	$1,050,390

		$1,050,390

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$208,708

		$208,708

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$130,456

		$130,456

Transportation — 12.6%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,799,475
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	526,691
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	817,739
Pennsylvania Turnpike Commission, 1.00%, 12/1/30	500	490,450
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,171,810
Philadelphia Airport, 5.25%, 6/15/27	500	578,615

		$5,384,780

Water and Sewer — 3.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$565,805
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	865,544

		$1,431,349

Total Tax-Exempt Investments — 153.9% (identified cost $60,408,829)		$65,836,405

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.8)%		$(21,725,490)

Other Assets, Less Liabilities — (3.1)%		$(1,319,904)

Net Assets Applicable to Common Shares — 100.0%		$42,791,011

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2012

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 57.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 22.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,246,791.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Statements of Assets and Liabilities

	September 30, 2012
Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$204,144,279	$78,832,496	$38,373,002	$32,050,961
Unrealized appreciation	14,432,710	7,983,144	5,969,737	3,220,223
Investments, at value	$218,576,989	$86,815,640	$44,342,739	$35,271,184
Cash	$79,544	$—	$224,291	$413,500
Restricted cash*	217,000	130,000	50,000	19,000
Interest receivable	2,705,240	881,100	498,480	443,139
Receivable for investments sold	15,288	—	—	—
Receivable for variation margin on open financial futures contracts	7,250	3,890	1,750	375
Receivable from the transfer agent	15,509	3,457	2,834	1,170
Deferred debt issuance costs	51,954	20,281	3,231	—
Total assets	$221,668,774	$87,854,368	$45,123,325	$36,148,368

Liabilities
Payable for floating rate notes issued	$42,905,000	$9,885,000	$3,330,000	$—
Due to custodian	—	81,896	—	—
Payable to affiliates:
Investment adviser fee	100,271	38,397	19,504	16,189
Interest expense and fees payable	87,316	20,574	8,293	—
Accrued expenses	101,748	65,143	52,523	47,722
Total liabilities	$43,194,335	$10,091,010	$3,410,320	$63,911
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$44,702,175	$25,700,770	$13,575,305	$13,325,499
Net assets applicable to common shares	$133,772,264	$52,062,588	$28,137,700	$22,758,958

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,074	$38,837	$17,678	$15,139
Additional paid-in capital	141,764,108	54,996,711	25,047,268	21,443,350
Accumulated net realized loss	(22,433,809)	(11,057,287)	(2,978,119)	(1,977,455)
Accumulated undistributed (distributions in excess of) net investment income	(83,533)	109,944	76,021	62,300
Net unrealized appreciation	14,425,424	7,974,383	5,974,852	3,215,624
Net assets applicable to common shares	$133,772,264	$52,062,588	$28,137,700	$22,758,958

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,788 (1)	1,028	543	533

Common Shares Outstanding	10,007,361	3,883,713	1,767,822	1,513,921

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.37	$13.41	$15.92	$15.03

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

(1)	Comprised of 894 Series A shares and 894 Series B shares.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Statements of Assets and Liabilities — continued

	September 30, 2012
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$54,601,171	$52,165,213	$45,576,053	$60,408,829
Unrealized appreciation	6,973,131	5,010,771	5,963,925	5,427,576
Investments, at value	$61,574,302	$57,175,984	$51,539,978	$65,836,405
Cash	$163,485	$—	$—	$—
Restricted cash*	240,000	80,000	68,000	185,000
Interest receivable	618,303	728,964	560,460	736,420
Receivable for investments sold	5,000	—	211,568	—
Receivable for variation margin on open financial futures contracts	9,375	2,750	2,000	7,500
Receivable from the transfer agent	12,488	2,585	3,336	3,553
Deferred debt issuance costs	6,808	4,184	—	—
Total assets	$62,629,761	$57,994,467	$52,385,342	$66,768,878

Liabilities
Payable for floating rate notes issued	$4,790,000	$8,875,000	$250,000	$2,040,000
Due to custodian	—	95,588	68,950	119,053
Payable to affiliates:
Investment adviser fee	27,160	25,305	23,330	29,824
Interest expense and fees payable	15,144	18,959	627	6,244
Accrued expenses	56,615	60,059	56,420	57,256
Total liabilities	$4,888,919	$9,074,911	$399,327	$2,252,377
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$19,600,880	$13,250,497	$17,001,145	$21,725,490
Net assets applicable to common shares	$38,139,962	$35,669,059	$34,984,870	$42,791,011

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$26,057	$25,662	$25,349	$29,586
Additional paid-in capital	36,906,519	36,344,495	35,878,381	41,911,061
Accumulated net realized loss	(5,884,604)	(5,768,439)	(6,990,707)	(4,804,041)
Accumulated undistributed net investment income	91,457	48,532	102,076	204,908
Net unrealized appreciation	7,000,533	5,018,809	5,969,771	5,449,497
Net assets applicable to common shares	$38,139,962	$35,669,059	$34,984,870	$42,791,011

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	784	530	680	869

Common Shares Outstanding	2,605,694	2,566,181	2,534,904	2,958,606

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.64	$13.90	$13.80	$14.46

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Statements of Operations

	Year Ended September 30, 2012
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$9,864,738	$3,751,679	$1,862,116	$1,645,379
Total investment income	$9,864,738	$3,751,679	$1,862,116	$1,645,379

Expenses
Investment adviser fee	$1,177,000	$454,721	$231,560	$194,754
Trustees' fees and expenses	9,007	3,787	2,174	1,912
Custodian fee	109,728	53,913	34,899	33,397
Transfer and dividend disbursing agent fees	19,032	18,952	18,917	18,957
Legal and accounting services	263,497	45,144	38,240	33,804
Printing and postage	26,648	12,127	9,749	9,679
Interest expense and fees	350,226	68,183	25,246	—
Preferred shares service fee	67,311	38,701	20,441	20,064
Miscellaneous	65,391	37,622	31,054	28,188
Total expenses	$2,087,840	$733,150	$412,280	$340,755
Deduct —
Reduction of custodian fee	$722	$233	$195	$167
Total expense reductions	$722	$233	$195	$167

Net expenses	$2,087,118	$732,917	$412,085	$340,588

Net investment income	$7,777,620	$3,018,762	$1,450,031	$1,304,791

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$952,223	$(268,458)	$(128,884)	$(75,554)
Extinguishment of debt	(18,589)	—	—	—
Financial futures contracts	(1,133,236)	(602,058)	(166,145)	(87,118)
Swap contracts	(92,995)	(56,184)	(26,736)	(20,924)
Net realized loss	$(292,597)	$(926,700)	$(321,765)	$(183,596)
Change in unrealized appreciation (depreciation) —
Investments	$13,910,576	$7,123,212	$3,228,304	$1,690,371
Financial futures contracts	337,421	214,211	30,942	(4,599)
Swap contracts	352,540	212,993	101,355	79,322
Net change in unrealized appreciation (depreciation)	$14,600,537	$7,550,416	$3,360,601	$1,765,094

Net realized and unrealized gain	$14,307,940	$6,623,716	$3,038,836	$1,581,498

Distributions to preferred shareholders —
From net investment income	$(108,522)	$(62,425)	$(32,805)	$(32,152)

Net increase in net assets from operations	$21,977,038	$9,580,053	$4,456,062	$2,854,137

37	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Statements of Operations — continued

	Year Ended September 30, 2012
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$2,679,039	$2,550,377	$2,380,088	$3,011,344
Total investment income	$2,679,039	$2,550,377	$2,380,088	$3,011,344

Expenses
Investment adviser fee	$323,389	$310,900	$276,591	$355,709
Trustees' fees and expenses	2,832	2,762	2,497	3,072
Custodian fee	44,517	43,035	39,740	44,652
Transfer and dividend disbursing agent fees	18,957	19,002	19,003	19,173
Legal and accounting services	39,507	45,547	40,696	41,492
Printing and postage	10,988	10,679	12,022	12,927
Interest expense and fees	44,453	75,275	2,543	17,474
Preferred shares service fee	29,514	19,951	25,598	32,713
Miscellaneous	33,592	35,652	32,377	33,961
Total expenses	$547,749	$562,803	$451,067	$561,173
Deduct —
Reduction of custodian fee	$311	$170	$208	$321
Total expense reductions	$311	$170	$208	$321

Net expenses	$547,438	$562,633	$450,859	$560,852

Net investment income	$2,131,601	$1,987,744	$1,929,229	$2,450,492

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(5,318)	$632,533	$(180,680)	$(529,341)
Financial futures contracts	(1,146,334)	(262,031)	(325,977)	(366,195)
Swap contracts	(38,748)	(61,996)	(23,249)	(30,998)
Net realized gain (loss)	$(1,190,400)	$308,506	$(529,906)	$(926,534)
Change in unrealized appreciation (depreciation) —
Investments	$4,328,756	$2,386,304	$4,431,360	$4,813,722
Financial futures contracts	540,567	49,361	86,273	(38,190)
Swap contracts	146,892	235,027	88,135	117,513
Net change in unrealized appreciation (depreciation)	$5,016,215	$2,670,692	$4,605,768	$4,893,045

Net realized and unrealized gain	$3,825,815	$2,979,198	$4,075,862	$3,966,511

Distributions to preferred shareholders —
From net investment income	$(48,133)	$(32,137)	$(41,252)	$(52,771)

Net increase in net assets from operations	$5,909,283	$4,934,805	$5,963,839	$6,364,232

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Statements of Changes in Net Assets

	Year Ended September 30, 2012
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$7,777,620	$3,018,762	$1,450,031	$1,304,791
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(292,597)	(926,700)	(321,765)	(183,596)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	14,600,537	7,550,416	3,360,601	1,765,094
Distributions to preferred shareholders —
From net investment income	(108,522)	(62,425)	(32,805)	(32,152)
Net increase in net assets from operations	$21,977,038	$9,580,053	$4,456,062	$2,854,137
Distributions to common shareholders —
From net investment income	$(8,740,049)	$(3,080,987)	$(1,483,981)	$(1,345,340)
Total distributions to common shareholders	$(8,740,049)	$(3,080,987)	$(1,483,981)	$(1,345,340)
Capital share transactions —
Reinvestment of distributions to common shareholders	$227,531	$28,782	$31,194	$17,365
Net increase in net assets from capital share transactions	$227,531	$28,782	$31,194	$17,365

Net increase in net assets	$13,464,520	$6,527,848	$3,003,275	$1,526,162

Net Assets Applicable to Common Shares
At beginning of year	$120,307,744	$45,534,740	$25,134,425	$21,232,796
At end of year	$133,772,264	$52,062,588	$28,137,700	$22,758,958

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$(83,533)	$109,944	$76,021	$62,300

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2012
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$2,131,601	$1,987,744	$1,929,229	$2,450,492
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(1,190,400)	308,506	(529,906)	(926,534)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	5,016,215	2,670,692	4,605,768	4,893,045
Distributions to preferred shareholders —
From net investment income	(48,133)	(32,137)	(41,252)	(52,771)
Net increase in net assets from operations	$5,909,283	$4,934,805	$5,963,839	$6,364,232
Distributions to common shareholders —
From net investment income	$(2,110,164)	$(2,011,158)	$(1,955,405)	$(2,581,543)
Total distributions to common shareholders	$(2,110,164)	$(2,011,158)	$(1,955,405)	$(2,581,543)
Capital share transactions —
Reinvestment of distributions to common shareholders	$154,738	$28,780	$54,834	$36,125
Net increase in net assets from capital share transactions	$154,738	$28,780	$54,834	$36,125

Net increase in net assets	$3,953,857	$2,952,427	$4,063,268	$3,818,814

Net Assets Applicable to Common Shares
At beginning of year	$34,186,105	$32,716,632	$30,921,602	$38,972,197
At end of year	$38,139,962	$35,669,059	$34,984,870	$42,791,011

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$91,457	$48,532	$102,076	$204,908

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2011
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$9,266,701	$3,314,138	$1,546,235	$1,381,043
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(6,577,476)	(4,047,797)	(1,120,707)	(371,914)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	255,940	1,097,057	274,726	(378,552)
Distributions to preferred shareholders —
From net investment income	(153,850)	(87,975)	(46,254)	(45,419)
Net increase in net assets from operations	$2,791,315	$275,423	$654,000	$585,158
Distributions to common shareholders —
From net investment income	$(9,538,162)	$(3,338,981)	$(1,481,919)	$(1,342,118)
Total distributions to common shareholders	$(9,538,162)	$(3,338,981)	$(1,481,919)	$(1,342,118)
Capital share transactions —
Reinvestment of distributions to common shareholders	$240,533	$68,979	$42,595	$4,962
Net increase in net assets from capital share transactions	$240,533	$68,979	$42,595	$4,962

Net decrease in net assets	$(6,506,314)	$(2,994,579)	$(785,324)	$(751,998)

Net Assets Applicable to Common Shares
At beginning of year	$126,814,058	$48,529,319	$25,919,749	$21,984,794
At end of year	$120,307,744	$45,534,740	$25,134,425	$21,232,796

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$993,508	$244,156	$149,686	$145,749

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2011
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$2,315,111	$2,225,131	$2,058,345	$2,636,633
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(913,795)	(1,555,448)	(578,575)	(1,067,018)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(2,139,373)	(43,377)	(1,329,984)	(268,752)
Distributions to preferred shareholders —
From net investment income	(67,619)	(45,630)	(58,829)	(73,587)
Net increase (decrease) in net assets from operations	$(805,676)	$580,676	$90,957	$1,227,276
Distributions to common shareholders —
From net investment income	$(2,381,054)	$(2,226,059)	$(1,951,904)	$(2,564,189)
Total distributions to common shareholders	$(2,381,054)	$(2,226,059)	$(1,951,904)	$(2,564,189)
Capital share transactions —
Reinvestment of distributions to common shareholders	$150,425	$33,998	$56,745	$52,778
Net increase in net assets from capital share transactions	$150,425	$33,998	$56,745	$52,778

Net decrease in net assets	$(3,036,305)	$(1,611,385)	$(1,804,202)	$(1,284,135)

Net Assets Applicable to Common Shares
At beginning of year	$37,222,410	$34,328,017	$32,725,804	$40,256,332
At end of year	$34,186,105	$32,716,632	$30,921,602	$38,972,197

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$130,194	$118,562	$215,700	$409,982

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Statements of Cash Flows*

	Year Ended September 30, 2012
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	New York Fund II
Net increase in net assets from operations	$21,977,038	$9,580,053	$4,934,805
Distributions to preferred shareholders	108,522	62,425	32,137
Net increase in net assets from operations excluding distributions to preferred shareholders	$22,085,560	$9,642,478	$4,966,942
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(34,339,474)	(14,398,705)	(10,423,471)
Investments sold	45,665,502	13,207,810	13,273,681
Net amortization/accretion of premium (discount)	(842,413)	(441,067)	(140,569)
Amortization of deferred debt issuance costs	13,463	2,510	3,099
Increase in restricted cash	(217,000)	(130,000)	(80,000)
Decrease (increase) in interest receivable	(11,886)	(43,005)	75,815
Increase in receivable for variation margin on open financial futures contracts	(7,250)	(3,890)	(2,750)
Decrease (increase) in receivable from the transfer agent	6,127	2,056	(46)
Decrease in payable for variation margin on open financial futures contracts	(27,203)	(17,610)	(4,375)
Decrease in payable for open swap contracts	(352,540)	(212,993)	(235,027)
Increase in payable to affiliate for investment adviser fee	6,727	2,756	402
Increase (decrease) in interest expense and fees payable	(18,269)	3,058	(3,568)
Increase in accrued expenses	11,194	6,110	8,557
Net change in unrealized (appreciation) depreciation from investments	(13,910,576)	(7,123,212)	(2,386,304)
Net realized (gain) loss from investments	(952,223)	268,458	(632,533)
Net realized loss on extinguishment of debt	18,589	—	—
Net cash provided by operating activities	$17,128,328	$764,754	$4,419,853

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(8,512,518)	$(3,052,205)	$(1,982,378)
Cash distributions paid to preferred shareholders	(107,756)	(61,998)	(31,906)
Proceeds from secured borrowings	2,500,000	—	2,200,000
Repayment of secured borrowings	(14,590,000)	—	(5,145,000)
Increase in due to custodian	—	81,896	95,588
Net cash used in financing activities	$(20,710,274)	$(3,032,307)	$(4,863,696)

Net decrease in cash	$(3,581,946)	$(2,267,553)	$(443,843)

Cash at beginning of year	$3,661,490	$2,267,553	$443,843

Cash at end of year	$79,544	$—	$—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$227,531	$28,782	$28,780
Cash paid for interest and fees	355,032	62,615	75,744

*	Statement of Cash Flows is not required for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$12.040	$12.720	$12.880	$11.030	$15.470

Income (Loss) From Operations
Net investment income(1)	$0.778	$0.929	$0.961	$0.943	$1.037
Net realized and unrealized gain (loss)	1.437	(0.638)	(0.164)	1.813	(4.159)
Distributions to preferred shareholders(1)
From net investment income	(0.011)	(0.015)	(0.018)	(0.058)	(0.168)
From net realized gain	—	—	—	—	(0.117)

Total income (loss) from operations	$2.204	$0.276	$0.779	$2.698	$(3.407)

Less Distributions to Common Shareholders
From net investment income	$(0.874)	$(0.956)	$(0.939)	$(0.848)	$(0.747)
From net realized gain	—	—	—	—	(0.286)

Total distributions to common shareholders	$(0.874)	$(0.956)	$(0.939)	$(0.848)	$(1.033)

Net asset value — End of year (Common shares)	$13.370	$12.040	$12.720	$12.880	$11.030

Market value — End of year (Common shares)	$13.880	$13.280	$14.010	$13.370	$11.650

Total Investment Return on Net Asset Value(2)	18.56%	2.45%	6.26%	26.08%	(23.08)%

Total Investment Return on Market Value(2)	11.59%	2.60%	12.78%	23.88%	(13.61)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$133,772	$120,308	$126,814	$128,150	$109,648
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.37%	1.50%	1.22%	1.28%	1.09%
Interest and fee expense(4)	0.28%	0.35%	0.38%	0.87%	0.93%
Total expenses before custodian fee reduction	1.65%	1.85%	1.60%	2.15%	2.02%
Expenses after custodian fee reduction excluding interest and fees	1.37%	1.49%	1.22%	1.27%	1.05%
Net investment income	6.14%	8.23%	7.86%	9.05%	7.40%
Portfolio Turnover	16%	12%	13%	22%	54%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.02%	1.07%	0.89%	0.89%	0.69%
Interest and fee expense(4)	0.20%	0.25%	0.28%	0.61%	0.60%
Total expenses before custodian fee reduction	1.22%	1.32%	1.17%	1.50%	1.29%
Expenses after custodian fee reduction excluding interest and fees	1.02%	1.07%	0.89%	0.89%	0.67%
Net investment income	4.54%	5.89%	5.75%	6.32%	4.73%
Senior Securities:
Total preferred shares outstanding	1,788	1,788	1,788	1,788	1,788
Asset coverage per preferred share(5)	$99,818	$92,287	$95,926	$96,674	$86,356
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$11.730	$12.520	$12.940	$11.310	$15.020

Income (Loss) From Operations
Net investment income(1)	$0.777	$0.855	$0.898	$0.877	$0.983
Net realized and unrealized gain (loss)	1.712	(0.761)	(0.433)	1.601	(3.583)
Distributions to preferred shareholders(1)
From net investment income	(0.016)	(0.023)	(0.027)	(0.084)	(0.233)
From net realized gain	—	—	—	—	(0.053)

Total income (loss) from operations	$2.473	$0.071	$0.438	$2.394	$(2.886)

Less Distributions to Common Shareholders
From net investment income	$(0.793)	$(0.861)	$(0.858)	$(0.764)	$(0.693)
From net realized gain	—	—	—	—	(0.131)

Total distributions to common shareholders	$(0.793)	$(0.861)	$(0.858)	$(0.764)	$(0.824)

Net asset value — End of year (Common shares)	$13.410	$11.730	$12.520	$12.940	$11.310

Market value — End of year (Common shares)	$13.630	$12.260	$13.250	$12.500	$10.250

Total Investment Return on Net Asset Value(2)	21.62%	1.31%	3.93%	23.06%	(19.81)%

Total Investment Return on Market Value(2)	18.36%	0.06%	13.86%	31.17%	(23.40)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$52,063	$45,535	$48,529	$50,080	$43,718
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.36%	1.47%	1.39%	1.51%	1.23%
Interest and fee expense(4)	0.14%	0.15%	0.16%	0.37%	0.42%
Total expenses before custodian fee reduction	1.50%	1.62%	1.55%	1.88%	1.65%
Expenses after custodian fee reduction excluding interest and fees	1.36%	1.47%	1.38%	1.50%	1.19%
Net investment income	6.16%	7.75%	7.47%	8.23%	7.11%
Portfolio Turnover	15%	34%	17%	17%	22%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.89%	0.92%	0.89%	0.93%	0.76%
Interest and fee expense(4)	0.09%	0.09%	0.11%	0.23%	0.26%
Total expenses before custodian fee reduction	0.98%	1.01%	1.00%	1.16%	1.02%
Expenses after custodian fee reduction excluding interest and fees	0.89%	0.92%	0.89%	0.93%	0.74%
Net investment income	4.04%	4.84%	4.81%	5.07%	4.42%
Senior Securities:
Total preferred shares outstanding	1,028	1,028	1,028	1,028	1,028
Asset coverage per preferred share(5)	$75,645	$69,295	$72,208	$73,719	$67,578
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$14.230	$14.710	$14.660	$12.130	$15.090

Income (Loss) From Operations
Net investment income(1)	$0.821	$0.876	$0.882	$0.901	$0.981
Net realized and unrealized gain (loss)	1.728	(0.490)	0.036	2.486	(2.981)
Distributions to preferred shareholders(1)
From net investment income	(0.019)	(0.026)	(0.031)	(0.099)	(0.289)

Total income (loss) from operations	$2.530	$0.360	$0.887	$3.288	$(2.289)

Less Distributions to Common Shareholders
From net investment income	$(0.840)	$(0.840)	$(0.837)	$(0.758)	$(0.671)

Total distributions to common shareholders	$(0.840)	$(0.840)	$(0.837)	$(0.758)	$(0.671)

Net asset value — End of year (Common shares)	$15.920	$14.230	$14.710	$14.660	$12.130

Market value — End of year (Common shares)	$16.510	$14.320	$15.160	$15.250	$13.780

Total Investment Return on Net Asset Value(2)	18.26%	3.06%	6.43%	28.42%	(15.70)%

Total Investment Return on Market Value(2)	21.87%	0.64%	5.44%	17.59%	(2.46)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$28,138	$25,134	$25,920	$25,771	$21,311
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.46%	1.54%	1.45%	1.69%	1.41%
Interest and fee expense(4)	0.09%	0.11%	0.09%	0.23%	0.71%
Total expenses before custodian fee reduction	1.55%	1.65%	1.54%	1.92%	2.12%
Expenses after custodian fee reduction excluding interest and fees	1.46%	1.54%	1.45%	1.68%	1.38%
Net investment income	5.44%	6.60%	6.29%	7.41%	6.83%
Portfolio Turnover	2%	27%	27%	43%	12%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.97%	0.97%	0.94%	1.03%	0.88%
Interest and fee expense(4)	0.06%	0.07%	0.05%	0.14%	0.45%
Total expenses before custodian fee reduction	1.03%	1.04%	0.99%	1.17%	1.33%
Expenses after custodian fee reduction excluding interest and fees	0.97%	0.97%	0.94%	1.03%	0.87%
Net investment income	3.61%	4.18%	4.06%	4.53%	4.27%
Senior Securities:
Total preferred shares outstanding	543	543	543	543	543
Asset coverage per preferred share(5)	$76,820	$71,288	$72,737	$72,462	$64,287
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$14.040	$14.540	$14.730	$12.570	$15.150

Income (Loss) From Operations
Net investment income(1)	$0.862	$0.913	$0.928	$0.925	$0.975
Net realized and unrealized gain (loss)	1.038	(0.496)	(0.208)	2.110	(2.590)
Distributions to preferred shareholders(1)
From net investment income	(0.021)	(0.030)	(0.036)	(0.113)	(0.295)

Total income (loss) from operations	$1.879	$0.387	$0.684	$2.922	$(1.910)

Less Distributions to Common Shareholders
From net investment income	$(0.889)	$(0.887)	$(0.874)	$(0.762)	$(0.670)

Total distributions to common shareholders	$(0.889)	$(0.887)	$(0.874)	$(0.762)	$(0.670)

Net asset value — End of year (Common shares)	$15.030	$14.040	$14.540	$14.730	$12.570

Market value — End of year (Common shares)	$16.000	$13.610	$14.430	$13.900	$10.400

Total Investment Return on Net Asset Value(2)	13.69%	3.25%	5.16%	25.29%	(12.66	)%(3)

Total Investment Return on Market Value(2)	24.85%	0.85%	10.60%	42.90%	(21.97	)%(3)

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$22,759	$21,233	$21,985	$22,276	$19,007
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.54%	1.58%	1.49%	1.70%	1.49%
Interest and fee expense(5)	—	—	—	—	0.54%
Total expenses before custodian fee reduction	1.54%	1.58%	1.49%	1.70%	2.03%
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.58%	1.49%	1.69%	1.48%
Net investment income	5.90%	6.76%	6.55%	7.30%	6.72%
Portfolio Turnover	19%	5%	2%	9%	11%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.96%	0.96%	0.92%	1.00%	0.93%
Interest and fee expense(5)	—	—	—	—	0.33%
Total expenses before custodian fee reduction	0.96%	0.96%	0.92%	1.00%	1.26%
Expenses after custodian fee reduction excluding interest and fees	0.96%	0.96%	0.92%	1.00%	0.92%
Net investment income	3.68%	4.09%	4.04%	4.30%	4.16%
Senior Securities:
Total preferred shares outstanding	533	533	533	533	540
Asset coverage per preferred share(6)	$67,701	$64,837	$66,248	$66,794	$60,199
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)

During the year ended September 30, 2008, the investment adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$13.180	$14.410	$14.620	$11.980	$15.690

Income (Loss) From Operations
Net investment income(1)	$0.820	$0.895	$0.943	$0.926	$0.982
Net realized and unrealized gain (loss)	1.471	(1.179)	(0.207)	2.740	(3.393)
Distributions to preferred shareholders(1)
From net investment income	(0.019)	(0.026)	(0.031)	(0.088)	(0.196)
From net realized gain	—	—	—	(0.016)	(0.114)

Total income (loss) from operations	$2.272	$(0.310)	$0.705	$3.562	$(2.721)

Less Distributions to Common Shareholders
From net investment income	$(0.812)	$(0.920)	$(0.915)	$(0.819)	$(0.706)
From net realized gain	—	—	—	(0.103)	(0.283)

Total distributions to common shareholders	$(0.812)	$(0.920)	$(0.915)	$(0.922)	$(0.989)

Net asset value — End of year (Common shares)	$14.640	$13.180	$14.410	$14.620	$11.980

Market value — End of year (Common shares)	$15.090	$13.370	$15.350	$14.730	$11.880

Total Investment Return on Net Asset Value(2)	17.69%	(1.80)%	5.10%	31.84%	(18.15)%

Total Investment Return on Market Value(2)	19.58%	(6.49)%	11.12%	33.95%	(13.88)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$38,140	$34,186	$37,222	$37,628	$30,776
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.39%	1.42%	1.36%	1.53%	1.33%
Interest and fee expense(4)	0.12%	0.15%	0.17%	0.46%	1.16%
Total expenses before custodian fee reduction	1.51%	1.57%	1.53%	1.99%	2.49%
Expenses after custodian fee reduction excluding interest and fees	1.39%	1.41%	1.36%	1.52%	1.28%
Net investment income	5.87%	6.96%	6.79%	7.81%	6.72%
Portfolio Turnover	16%	4%	8%	39%	48%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.90%	0.90%	0.88%	0.93%	0.84%
Interest and fee expense(4)	0.08%	0.09%	0.11%	0.28%	0.73%
Total expenses before custodian fee reduction	0.98%	0.99%	0.99%	1.21%	1.57%
Expenses after custodian fee reduction excluding interest and fees	0.90%	0.89%	0.88%	0.92%	0.81%
Net investment income	3.81%	4.38%	4.39%	4.75%	4.24%
Senior Securities:
Total preferred shares outstanding	784	784	784	784	812
Asset coverage per preferred share(5)	$73,649	$68,605	$72,478	$72,996	$62,907
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$12.760	$13.400	$13.620	$11.530	$15.240

Income (Loss) From Operations
Net investment income(1)	$0.775	$0.868	$0.847	$0.857	$0.938
Net realized and unrealized gain (loss)	1.162	(0.621)	(0.167)	2.087	(3.483)
Distributions to preferred shareholders(1)
From net investment income	(0.013)	(0.018)	(0.021)	(0.066)	(0.237)
From net realized gain	—	—	—	—	(0.049)

Total income (loss) from operations	$1.924	$0.229	$0.659	$2.878	$(2.831)

Less Distributions to Common Shareholders
From net investment income	$(0.784)	$(0.869)	$(0.879)	$(0.788)	$(0.699)
From net realized gain	—	—	—	—	(0.180)

Total distributions to common shareholders	$(0.784)	$(0.869)	$(0.879)	$(0.788)	$(0.879)

Net asset value — End of year (Common shares)	$13.900	$12.760	$13.400	$13.620	$11.530

Market value — End of year (Common shares)	$13.970	$12.890	$14.000	$13.610	$10.580

Total Investment Return on Net Asset Value(2)	15.47%	2.16%	5.20%	26.71%	(19.25)%

Total Investment Return on Market Value(2)	14.89%	(1.21)%	9.99%	37.98%	(21.80)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$35,669	$32,717	$34,328	$34,847	$29,459
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.42%	1.47%	1.41%	1.51%	1.33%
Interest and fee expense(4)	0.22%	0.28%	0.28%	0.63%	0.46%
Total expenses before custodian fee reduction	1.64%	1.75%	1.69%	2.14%	1.79%
Expenses after custodian fee reduction excluding interest and fees	1.42%	1.46%	1.41%	1.50%	1.28%
Net investment income	5.80%	7.07%	6.49%	7.67%	6.67%
Portfolio Turnover	18%	17%	13%	30%	44%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.02%	1.03%	1.01%	1.03%	0.83%
Interest and fee expense(4)	0.16%	0.20%	0.20%	0.43%	0.29%
Total expenses before custodian fee reduction	1.18%	1.23%	1.21%	1.46%	1.12%
Expenses after custodian fee reduction excluding interest and fees	1.02%	1.02%	1.01%	1.02%	0.80%
Net investment income	4.18%	4.98%	4.65%	5.24%	4.17%
Senior Securities:
Total preferred shares outstanding	530	530	530	530	530
Asset coverage per preferred share(5)	$92,301	$86,730	$89,770	$90,749	$80,583
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$12.220	$12.960	$12.980	$11.330	$14.970

Income (Loss) From Operations
Net investment income(1)	$0.762	$0.814	$0.828	$0.846	$0.948
Net realized and unrealized gain (loss)	1.606	(0.759)	(0.058)	1.592	(3.665)
Distributions to preferred shareholders(1)
From net investment income	(0.016)	(0.023)	(0.028)	(0.101)	(0.298)

Total income (loss) from operations	$2.352	$0.032	$0.742	$2.337	$(3.015)

Less Distributions to Common Shareholders
From net investment income	$(0.772)	$(0.772)	$(0.762)	$(0.687)	$(0.625)

Total distributions to common shareholders	$(0.772)	$(0.772)	$(0.762)	$(0.687)	$(0.625)

Net asset value — End of year (Common shares)	$13.800	$12.220	$12.960	$12.980	$11.330

Market value — End of year (Common shares)	$15.200	$12.780	$14.100	$13.250	$11.250

Total Investment Return on Net Asset Value(2)	19.50%	0.65%	6.04%	22.05%	(20.51)%

Total Investment Return on Market Value(2)	25.85%	(3.25)%	13.01%	25.48%	(13.81)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$34,985	$30,922	$32,726	$32,710	$28,495
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.35%	1.42%	1.36%	1.57%	1.35%
Interest and fee expense(4)	0.01%	0.02%	0.02%	0.10%	0.29%
Total expenses before custodian fee reduction	1.36%	1.44%	1.38%	1.67%	1.64%
Expenses after custodian fee reduction excluding interest and fees	1.35%	1.42%	1.36%	1.57%	1.33%
Net investment income	5.83%	6.98%	6.61%	7.87%	6.82%
Portfolio Turnover	12%	10%	11%	18%	22%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.89%	0.90%	0.88%	0.95%	0.83%
Interest and fee expense(4)	0.01%	0.01%	0.01%	0.06%	0.18%
Total expenses before custodian fee reduction	0.90%	0.91%	0.89%	1.01%	1.01%
Expenses after custodian fee reduction excluding interest and fees	0.89%	0.90%	0.88%	0.95%	0.82%
Net investment income	3.85%	4.43%	4.30%	4.77%	4.19%
Senior Securities:
Total preferred shares outstanding	680	680	680	680	875
Asset coverage per preferred share(5)	$76,450	$70,474	$73,128	$73,104	$57,579
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$13.180	$13.640	$13.900	$12.030	$15.270

Income (Loss) From Operations
Net investment income(1)	$0.829	$0.893	$0.878	$0.889	$0.995
Net realized and unrealized gain (loss)	1.342	(0.460)	(0.270)	2.123	(3.047)
Distributions to preferred shareholders(1)
From net investment income	(0.018)	(0.025)	(0.030)	(0.071)	(0.236)
From net realized gain	—	—	—	(0.045)	(0.076)

Total income (loss) from operations	$2.153	$0.408	$0.578	$2.896	$(2.364)

Less Distributions to Common Shareholders
From net investment income	$(0.873)	$(0.868)	$(0.838)	$(0.753)	$(0.693)
From net realized gain	—	—	—	(0.273)	(0.183)

Total distributions to common shareholders	$(0.873)	$(0.868)	$(0.838)	$(1.026)	$(0.876)

Net asset value — End of year (Common shares)	$14.460	$13.180	$13.640	$13.900	$12.030

Market value — End of year (Common shares)	$15.780	$13.030	$14.230	$14.600	$13.400

Total Investment Return on Net Asset Value(2)	16.76%	3.63%	4.53%	27.36%	(16.07)%

Total Investment Return on Market Value(2)	28.88%	(1.79)%	3.82%	20.09%	0.88%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$42,791	$38,972	$40,256	$40,956	$35,413
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.33%	1.41%	1.36%	1.52%	1.30%
Interest and fee expense(4)	0.04%	0.08%	0.07%	0.17%	1.03%
Total expenses before custodian fee reduction	1.37%	1.49%	1.43%	1.69%	2.33%
Expenses after custodian fee reduction excluding interest and fees	1.33%	1.40%	1.36%	1.51%	1.28%
Net investment income	5.98%	7.19%	6.67%	7.80%	6.86%
Portfolio Turnover	11%	12%	19%	8%	28%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.87%	0.88%	0.87%	0.91%	0.81%
Interest and fee expense(4)	0.03%	0.05%	0.05%	0.10%	0.64%
Total expenses before custodian fee reduction	0.90%	0.93%	0.92%	1.01%	1.45%
Expenses after custodian fee reduction excluding interest and fees	0.87%	0.88%	0.87%	0.90%	0.80%
Net investment income	3.91%	4.51%	4.28%	4.68%	4.26%
Senior Securities:
Total preferred shares outstanding	869	869	869	869	1,040
Asset coverage per preferred share(5)	$74,242	$69,847	$71,327	$72,133	$59,091
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. Each Fund seeks to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2012, the following Funds, for federal income tax purposes, had capital loss carryforwards and current year deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The current year deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the current year deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

September 30, 2013	$—	$—	$179,329	$384,407
September 30, 2016	658,427	52,500	—	1,883
September 30, 2017	2,011,041	1,365,711	94,578	—
September 30, 2018	11,539,291	3,330,399	1,054,999	579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

Total capital loss carryforward	$15,486,062	$6,288,497	$1,554,575	$1,481,690

Current year deferred capital losses	$7,301,218	$4,990,165	$1,439,462	$573,761

52

Eaton Vance

Municipal Bond Funds

September 30, 2012

Notes to Financial Statements — continued

Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

September 30, 2013	$—	$—	$321,978	$—
September 30, 2016	—	41,818	83,319	—
September 30, 2017	244,927	1,233,356	1,620,085	—
September 30, 2018	2,060,337	1,545,637	3,381,936	1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

Total capital loss carryforward	$3,674,958	$4,368,915	$6,076,436	$2,874,946

Current year deferred capital losses	$2,266,743	$1,493,090	$1,081,868	$2,071,926

As of September 30, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2012. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust.

53

Eaton Vance

Municipal Bond Funds

September 30, 2012

Notes to Financial Statements — continued

Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At September 30, 2012, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Floating Rate Notes Outstanding	$42,905,000	$9,885,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.18 - 0.43	0.18 - 0.23	0.18 - 0.25
Collateral for Floating Rate Notes Outstanding	$54,936,846	$12,230,286	$4,684,236

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$4,790,000	$8,875,000	$250,000	$2,040,000
Interest Rate or Range of Interest Rates (%)	0.25 - 0.38	0.18 - 0.25	0.21 - 0.25	0.19 - 0.25
Collateral for Floating Rate Notes Outstanding	$6,365,426	$12,210,470	$546,855	$3,420,671

For the year ended September 30, 2012, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Floating Rate Notes Outstanding	$48,599,413	$9,885,000	$3,330,000
Average Interest Rate	0.72%	0.69%	0.76%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$4,790,000	$10,350,041	$250,000	$2,040,000
Average Interest Rate	0.93%	0.73%	1.02%	0.86%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2012.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the

54

Eaton Vance

Municipal Bond Funds

September 30, 2012

Notes to Financial Statements — continued

Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-laws and the 1940 Act. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at September 30, 2012, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Dividend Rates at September 30, 2012	0.27%	0.27%	0.27%	0.27%	0.27%
Dividends Accrued to APS Shareholders	$54,288	$54,234	$62,425	$32,805	$32,152
Average APS Dividend Rates	0.24%	0.24%	0.24%	0.24%	0.24%
Dividend Rate Ranges (%)	0.11 - 0.40	0.11 - 0.40	0.11 - 0.40	0.11 - 0.40	0.11 - 0.38

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September 30, 2012

Notes to Financial Statements — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Dividend Rates at September 30, 2012	0.27%	0.27%	0.27%	0.27%
Dividends Accrued to APS Shareholders	$48,133	$32,137	$41,252	$52,771
Average APS Dividend Rates	0.25%	0.24%	0.24%	0.24%
Dividend Rate Ranges (%)	0.11 - 0.38	0.11 - 0.38	0.11 - 0.40	0.11 - 0.40

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of September 30, 2012.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2012 and September 30, 2011 was as follows:

	Year Ended September 30, 2012
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$8,837,775	$3,139,020	$1,516,786	$1,377,492
Ordinary income	$10,796	$4,392	$—	$—

	Year Ended September 30, 2012
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,158,297	$2,042,548	$1,996,065	$2,634,314
Ordinary income	$—	$747	$592	$—

	Year Ended September 30, 2011
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$9,690,853	$3,412,033	$1,528,173	$1,387,537
Ordinary income	$1,159	$14,923	$—	$—

	Year Ended September 30, 2011
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,431,398	$2,260,691	$2,009,397	$2,598,732
Ordinary income	$17,275	$10,998	$1,336	$39,044

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September 30, 2012

Notes to Financial Statements — continued

During the year ended September 30, 2012, the following amounts were reclassified due to differences between book and tax accounting, primarily for accretion of market discount.

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Change in:
Accumulated net realized loss	$6,090	$9,562	$6,910	$10,748
Accumulated undistributed (distributions in excess of) net investment income	$(6,090)	$(9,562)	$(6,910)	$(10,748)

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Change in:
Accumulated net realized loss	$12,041	$14,479	$46,196	$21,252
Accumulated undistributed net investment income	$(12,041)	$(14,479)	$(46,196)	$(21,252)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Undistributed tax-exempt income	$358,161	$110,714	$76,326	$62,799
Capital loss carryforward and deferred capital losses	$(22,787,280)	$(11,278,662)	$(2,994,037)	$(2,055,451)
Net unrealized appreciation	$14,339,376	$8,195,758	$5,990,770	$3,293,620
Other temporary differences	$(2,175)	$(770)	$(305)	$(499)

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Undistributed tax-exempt income	$92,337	$49,029	$103,221	$205,398
Capital loss carryforward and deferred capital losses	$(5,941,701)	$(5,862,005)	$(7,158,304)	$(4,946,872)
Net unrealized appreciation	$7,057,630	$5,112,375	$6,137,368	$5,592,328
Other temporary differences	$(880)	$(497)	$(1,145)	$(490)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, the timing of recognizing distributions to shareholders, futures contracts, accretion of market discount, expenditures on defaulted bonds and residual interest bonds.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS

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Municipal Bond Funds

September 30, 2012

Notes to Financial Statements — continued

outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the year ended September 30, 2012, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Adviser Fee	$1,177,000	$454,721	$231,560	$194,754

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Adviser Fee	$323,389	$310,900	$276,591	$355,709

Officers and Trustees of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2012 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$34,339,474	$12,216,245	$898,229	$6,642,469
Sales	$45,573,815	$12,348,238	$692,906	$6,721,003

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$11,830,394	$10,423,471	$5,891,845	$6,683,193
Sales	$9,473,583	$13,245,990	$6,311,274	$7,469,361

6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the years ended September 30, 2012 and September 30, 2011 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Year Ended September 30, 2012	17,109	2,340	2,043	1,181
Year Ended September 30, 2011	19,997	6,283	3,205	372

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Year Ended September 30, 2012	11,044	2,145	4,058	2,539
Year Ended September 30, 2011	11,653	2,773	4,815	4,284

58

Eaton Vance

Municipal Bond Funds

September 30, 2012

Notes to Financial Statements — continued

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$161,332,613	$68,734,882	$35,021,969	$31,977,564

Gross unrealized appreciation	$23,264,575	$9,217,963	$6,147,425	$3,514,045
Gross unrealized depreciation	(8,925,199)	(1,022,205)	(156,655)	(220,425)

Net unrealized appreciation	$14,339,376	$8,195,758	$5,990,770	$3,293,620

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$49,726,672	$43,188,609	$45,152,610	$58,204,077

Gross unrealized appreciation	$7,369,639	$5,526,073	$6,738,763	$6,533,314
Gross unrealized depreciation	(312,009)	(413,698)	(601,395)	(940,986)

Net unrealized appreciation	$7,057,630	$5,112,375	$6,137,368	$5,592,328

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At September 30, 2012, California Fund II, New York Fund II, Ohio Fund and Pennsylvania Fund had payments due to SSBT pursuant to the foregoing arrangement of $81,896, $95,588, $68,950 and $119,053, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at September 30, 2012. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2012. The Funds’ average overdraft advances during the year ended September 30, 2012 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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Eaton Vance

Municipal Bond Funds

September 30, 2012

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at September 30, 2012 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Municipal II	12/12	58 U.S. 30-Year Treasury Bond	Short	$(8,656,464)	$(8,663,750)	$(7,286)
California II	12/12	25 U.S. 10-Year Treasury Note	Short	$(3,318,118)	$(3,337,109)	$(18,991)
	12/12	28 U.S. 30-Year Treasury Bond	Short	(4,192,730)	(4,182,500)	10,230
Massachusetts	12/12	14 U.S. 30-Year Treasury Bond	Short	$(2,096,365)	$(2,091,250)	$5,115
Michigan	12/12	3 U.S. 30-Year Treasury Bond	Short	$(443,526)	$(448,125)	$(4,599)
New Jersey	12/12	75 U.S. 30-Year Treasury Bond	Short	$(11,230,527)	$(11,203,125)	$27,402
New York II	12/12	22 U.S. 30-Year Treasury Bond	Short	$(3,294,288)	$(3,286,250)	$8,038
Ohio	12/12	16 U.S. 30-Year Treasury Bond	Short	$(2,395,846)	$(2,390,000)	$5,846
Pennsylvania	12/12	60 U.S. 30-Year Treasury Bond	Short	$(8,984,421)	$(8,962,500)	$21,921

At September 30, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Funds entered into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2012 were as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Asset Derivative:
Futures Contracts	$—		$10,230	(1)	$5,115	(1)	$—

Total	$—		$10,230		$5,115		$—

Liability Derivative:
Futures Contracts	$(7,286	)(1)	$(18,991	)(1)	$—		$(4,599	)(1)

Total	$(7,286)		$(18,991)		$—		$(4,599)

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September 30, 2012

Notes to Financial Statements — continued

	New Jersey Fund		New York Fund II		Ohio Fund		Pennsylvania Fund

Asset Derivative:
Futures Contracts	$27,402	(1)	$8,038	(1)	$5,846	(1)	$21,921	(1)

Total	$27,402		$8,038		$5,846		$21,921

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2012 was as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(1,226,231	)(1)	$(658,242	)(1)	$(192,881	)(1)	$(108,042	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$689,961	(2)	$427,204	(2)	$132,297	(2)	$74,723	(2)

	New Jersey Fund		New York Fund II		Ohio Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(1,185,082	)(1)	$(324,027	)(1)	$(349,226	)(1)	$(397,193	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$687,459	(2)	$284,388	(2)	$174,408	(2)	$79,323	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended September 30, 2012, which are indicative of the volume of these derivative types, were approximately as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Notional Amount:
Futures Contracts	$9,046,000	$5,300,000	$1,654,000	$569,000
Interest Rate Swaps	$231,000	$139,000	$66,000	$52,000

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts	$7,500,000	$2,615,000	$2,438,000	$4,385,000
Interest Rate Swaps	$96,000	$154,000	$58,000	$77,000

61

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September 30, 2012

Notes to Financial Statements — continued

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$218,576,989	$—	$218,576,989

Total Investments	$—	$218,576,989	$—	$218,576,989

Liability Description

Futures Contracts	$(7,286)	$—	$—	$(7,286)

Total	$(7,286)	$—	$—	$(7,286)

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$86,815,640	$—	$86,815,640

Total Investments	$—	$86,815,640	$—	$86,815,640

Futures Contracts	$10,230	$—	$—	$10,230

Total	$10,230	$86,815,640	$—	$86,825,870

Liability Description

Futures Contracts	$(18,991)	$—	$—	$(18,991)

Total	$(18,991)	$—	$—	$(18,991)

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$44,342,739	$—	$44,342,739

Total Investments	$—	$44,342,739	$—	$44,342,739

Futures Contracts	$5,115	$—	$—	$5,115

Total	$5,115	$44,342,739	$—	$44,347,854

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September 30, 2012

Notes to Financial Statements — continued

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$35,271,184	$—	$35,271,184

Total Investments	$—	$35,271,184	$—	$35,271,184

Liability Description

Futures Contracts	$(4,599)	$—	$—	$(4,599)

Total	$(4,599)	$—	$—	$(4,599)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$61,574,302	$—	$61,574,302

Total Investments	$—	$61,574,302	$—	$61,574,302

Futures Contracts	$27,402	$—	$—	$27,402

Total	$27,402	$61,574,302	$—	$61,601,704

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$57,175,984	$—	$57,175,984

Total Investments	$—	$57,175,984	$—	$57,175,984

Futures Contracts	$8,038	$—	$—	$8,038

Total	$8,038	$57,175,984	$—	$57,184,022

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$51,539,978	$—	$51,539,978

Total Investments	$—	$51,539,978	$—	$51,539,978

Futures Contracts	$5,846	$—	$—	$5,846

Total	$5,846	$51,539,978	$—	$51,545,824

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,836,405	$—	$65,836,405

Total Investments	$—	$65,836,405	$—	$65,836,405

Futures Contracts	$21,921	$—	$—	$21,921

Total	$21,921	$65,836,405	$—	$65,858,326

The Funds held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

63

Eaton Vance

Municipal Bond Funds

September 30, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund (collectively, the “Funds”), including the portfolios of investments, as of September 30, 2012, and the related statements of operations for the year then ended, the statements of cash flows of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, and Eaton Vance New York Municipal Bond Fund II for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund as of September 30, 2012, the results of their operations for the year then ended, the cash flows of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, and Eaton Vance New York Municipal Bond Fund II for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 16, 2012

64

Eaton Vance

Municipal Bond Funds

September 30, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

Eaton Vance Municipal Bond Fund II	99.88%
Eaton Vance California Municipal Bond Fund II	99.86%
Eaton Vance Massachusetts Municipal Bond Fund	100.00%
Eaton Vance Michigan Municipal Bond Fund	100.00%
Eaton Vance New Jersey Municipal Bond Fund	100.00%
Eaton Vance New York Municipal Bond Fund II	99.96%
Eaton Vance Ohio Municipal Bond Fund	99.97%
Eaton Vance Pennsylvania Municipal Bond Fund	100.00%

65

Eaton Vance

Municipal Bond Funds

September 30, 2012

Notice to Shareholders (Unaudited)

At the August 8, 2011 Board Meeting, the Trustees approved the following defensive investing policy: “During unusual market conditions, the Funds may invest up to 100% of assets in cash or cash equivalents temporarily, which may be inconsistent with a Fund’s investment objective(s) and other policies.”

66

Eaton Vance

Municipal Bond Funds

September 30, 2012

Annual Meeting of Shareholders (Unaudited)

The Funds held their Annual Meeting of Shareholders on July 20, 2012. The following action was taken by the shareholders:

Item 1:  The election of William H. Park, Lynn A. Stout and Ralph F. Verni as Class I Trustees of each Fund for a three-year term expiring in 2015, Scott E. Eston as a Class II Trustee of each Fund for a one-year term expiring in 2013 and Harriett Tee Taggart as a Class III Trustee of each Fund for a two-year term expiring in 2014. Mr. Verni was elected solely by APS shareholders.

Fund	Nominee for Class I Trustee Elected by All Shareholders: William H. Park	Nominee for Class I Trustee Elected by All Shareholders: Lynn A. Stout	Nominee for Class I Trustee Elected by APS Shareholders: Ralph F. Verni	Nominee for Class II Trustee Elected by All Shareholders: Scott E. Eston	Nominee for Class III Trustee Elected by All Shareholders: Harriett Tee Taggart
Municipal Fund II
For	9,207,685	9,167,292	1,170	9,193,491	9,191,959
Withheld	343,201	383,594	49	357,395	358,927
California Fund II
For	3,452,421	3,432,375	624	3,452,421	3,452,421
Withheld	240,212	260,258	51	240,212	240,212
Massachusetts Fund
For	1,671,433	1,671,433	452	1,671,433	1,669,940
Withheld	23,929	23,929	32	23,929	25,422
Michigan Fund
For	1,452,043	1,444,060	413	1,451,182	1,450,751
Withheld	12,778	20,761	1	13,639	14,070
New Jersey Fund
For	2,467,970	2,463,762	548	2,467,970	2,467,970
Withheld	82,783	86,991	13	82,783	82,783
New York Fund II
For	2,322,749	2,354,398	292	2,322,749	2,355,064
Withheld	119,297	87,648	25	119,297	86,982
Ohio Fund
For	2,397,294	2,392,866	492	2,398,387	2,324,022
Withheld	35,335	39,763	17	34,242	108,607
Pennsylvania Fund
For	2,771,442	2,766,658	657	2,775,101	2,769,173
Withheld	74,287	79,071	4	70,628	76,556

67

Eaton Vance

Municipal Bond Funds

September 30, 2012

Dividend Reinvestment Plan

Each Fund offers a dividend reinvestment plan (Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company (AST) as dividend paying agent. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by AST, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Fund’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Fund. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

68

Eaton Vance

Municipal Bond Funds

September 30, 2012

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Bond Funds

c/o American Stock Transfer & Trust Company

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of September 30, 2012, Fund records indicate that there are 67, 25, 18, 25, 22, 37, 48 and 101 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 4,301, 1,271, 797, 823, 1,124, 1,061, 1,317 and 1,529 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW

New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

69

Eaton Vance

Municipal Bond Funds

September 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

70

Eaton Vance

Municipal Bond Funds

September 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Municipal Bond Fund II

•	Eaton Vance California Municipal Bond Fund II

•	Eaton Vance Massachusetts Municipal Bond Fund

•	Eaton Vance Michigan Municipal Bond Fund

•	Eaton Vance New Jersey Municipal Bond Fund

•	Eaton Vance New York Municipal Bond Fund II

•	Eaton Vance Ohio Municipal Bond Fund

•	Eaton Vance Pennsylvania Municipal Bond Fund

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

71

Eaton Vance

Municipal Bond Funds

September 30, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income, and that performance had improved relative to peer funds over recent periods. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which it noted had improved for periods ended as of December 31, 2011.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Funds are not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in each Fund’s advisory fee schedule is not appropriate at this time.

72

Eaton Vance

Municipal Bond Funds

September 30, 2012

Management and Organization

Fund Management.  The Trustees and officers of Eaton Vance Municipal Bond Fund II (EIV), Eaton Vance California Municipal Bond Fund II (EIA), Eaton Vance Massachusetts Municipal Bond Fund (MAB), Eaton Vance Michigan Municipal Bond Fund (MIW), Eaton Vance New Jersey Municipal Bond Fund (EMJ), Eaton Vance New York Municipal Bond Fund II (NYH), Eaton Vance Ohio Municipal Bond Fund (EIO), and Eaton Vance Pennsylvania Municipal Bond Fund (EIP) (the Funds) are responsible for the overall management and supervision of the Funds’ affairs. The Trustees and Officers of the Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Funds	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2013. 3 years. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Funds.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Class II Trustee	Until 2013. 1 year. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty(A) 1963	Class II Trustee	Until 2013. 3 years. Trustee since 2005.	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Class II Trustee	Until 2013. 3 years. Trustee since 2007.

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Class I Trustee	Until 2015. 3 years. Trustee since 2003.

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

73

Eaton Vance

Municipal Bond Funds

September 30, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Class III Trustee	Until 2014. 3 years. Trustee since 2003.

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Class III Trustee	Until 2014. 3 years. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Class I Trustee	Until 2015. 3 years. Trustee since 2002.

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Class III Trustee	Until 2014. 2 years. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni(A) 1943	Chairman of the Board and Class I Trustee	Until 2015. 3 years. Chairman of the Board since 2007 and Trustee since 2005.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Funds	Length of Service	Principal Occupation(s) During Past Five Years

Cynthia J. Clemson 1963	President of EIA, MIW, NYH, EIO and EIP	Since 2005	Vice President of EVM and BMR.

Thomas M. Metzold 1958	President of MAB, EIV and EMJ	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

74

Eaton Vance

Municipal Bond Funds

September 30, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(A)	APS Trustee.

75

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

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We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

76

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

1557-11/12 CE-8IMBIISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2011 and September 30, 2012 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	9/30/11	9/30/12
Audit Fees	$20,420	$22,000
Audit-Related Fees(1)	$3,915	$3,915
Tax Fees(2)	$7,200	$7,350
All Other Fees(3)	$300	$310

Total	$31,835	$33,575

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended September 30, 2011 and September 30, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	9/30/11	9/30/12
Registrant	$11,415	$7,660
Eaton Vance(1)	$226,431	$606,619

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Helen Frame Peters, Lynn A. Stout and Ralph F. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the

Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Portfolio Management

Cynthia J. Clemson, portfolio manager of Eaton Vance California Municipal Bond Fund II, William H. Ahern, Jr., portfolio manager of Eaton Vance Michigan Municipal Bond Fund, Eaton Vance Municipal Bond Fund II and Eaton Vance Ohio Municipal Bond Fund, Craig R. Brandon, portfolio manager of Eaton Vance Massachusetts Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund II and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Bond Fund and Eaton Vance Pennsylvania Municipal Bond Fund are responsible for the overall and day-to-day management of each Fund’s investments.

Ms. Clemson has been an Eaton Vance portfolio manager since 1991 and is a Vice President of Eaton Vance Management (“EVM”) and Boston Management and Research (“BMR”). Mr. Ahern has been an Eaton Vance portfolio manager since 1993 and is a Vice President of EVM and BMR. Mr. Brandon has been an Eaton Vance analyst since 1998 and a portfolio manager since 2004, and is a Vice President of EVM and BMR. Mr. Weigold has been a credit analyst with Eaton Vance since 1991 and a portfolio manager since 2007, and is a Vice President of EVM and BMR. This information is provided as of the date of filing of this report.

The following tables show, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Cynthia J. Clemson
Registered Investment Companies	10	$2,411.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

William H. Ahern, Jr.
Registered Investment Companies	13	$2,513.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$23.2	0	$0

Craig R. Brandon
Registered Investment Companies	13	$1,452.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam A. Weigold
Registered Investment Companies	13	$1,091.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$23.2	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity Securities Owned in the Fund
California Municipal Bond Fund II
Cynthia J. Clemson	None

Michigan Municipal Bond Fund
Municipal Bond Fund II
Ohio Municipal Bond Fund
William H. Ahern, Jr.	None

Massachusetts Municipal Bond Fund
New York Municipal Bond Fund II
Craig R. Brandon	None

New Jersey Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Adam A. Weigold	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	November 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 9, 2012

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	November 9, 2012